LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2013	2012
Entertainment production costs	$72,853	$70,356
Less: accumulated amortization	(26,416)	(16,603)

Entertainment production costs, net	$46,437	$53,753
Advance payments for construction costs	161,633	—
Prepayment of deferred financing costs	79,906	19,450
Deposits and other	51,441	12,655
Long-term receivables, net	6,250	2,383

Long-term prepayments, deposits and other assets	$345,667	$88,241